Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Significant Accounting policies [Abstract]
Significant Accounting Policies

2.       Significant Accounting policies:

A discussion of the Company's significant accounting policies can be found in the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011, as filed on Form 20-F on March 30, 2012.